                     SUPPLEMENT DATED OCTOBER 31, 2014 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated September 30, 2014, the Fidelity(R) Variable Insurance Products Fund (the "Fund") announced that the Board of Trustees (the "Board") of the Fund approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the VIP Growth Stock Portfolio would be reorganized with and into the VIP Growth Opportunities Portfolio. Both of the Portfolios are currently available as investment options under your variable annuity contract.

The Agreement provides for the transfer of all of the assets of VIP Growth Stock Portfolio in exchange for corresponding shares of VIP Growth Opportunities Portfolio equal in value to the net assets of VIP Growth Stock Portfolio and the assumption by VIP Growth Opportunities Portfolio of all of the liabilities of VIP Growth Stock Portfolio. After the exchange, VIP Growth Stock Portfolio will distribute the VIP Growth Opportunities Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Stock Portfolio. As a result, shareholders of VIP Growth Stock Portfolio will become shareholders of VIP Growth Opportunities Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Stock Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Stock Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

On the date of the Reorganization, assets held by the Separate Account that are invested in the VIP Growth Stock Portfolio -- Service Class 2 will be transferred to the VIP Growth Opportunities Portfolio -- Service Class 2. Contract owners that have Contract Value allocated to the Subaccount investing in the VIP Growth Stock Portfolio -- Service Class 2 on the date of the Reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the VIP Growth Opportunities Portfolio -- Service Class 2.

You may make transfers from the VIP Growth Stock Portfolio to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the Reorganization will not be considered a transfer for any of the purposes described above.

19778 SUPPD 10/31/14

SUBACCOUNTS


                          SUBACCOUNT                                 INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES
INSURANCE FUNDS)          --------------------------------------------------------------------------
                          INVESCO V.I. COMSTOCK FUND --      Seeks capital growth and income
                          CLASS II SHARES                    through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                          --------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                          SERIES I SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. EQUITY AND INCOME     Seeks both capital appreciation and
                          FUND -- CLASS II SHARES            current income.
                          --------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
FUND, INC.                CLASS B                            determination of reasonable risk.
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,   CLASS II                           return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.

                          --------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                          FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
                          BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                          V.I. FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I         MARSICO GROWTH FUND -- CLASS 1     capital.

                          --------------------------------------------------------------------------
                          COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                          MARSICO INTERNATIONAL              capital.
                          OPPORTUNITIES FUND -- CLASS 2
                          --------------------------------------------------------------------------
EATON VANCE VARIABLE      VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                        income.
                          --------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                    FUND II -- SERVICE SHARES
                          --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks high current income.             Federated Investment Management
 Company
------------------------------------------------------------------------


                         SUBACCOUNT                                   INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS FUND  CLASS 2                            consistent with reasonable risk.











                         ------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         ------------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         ------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                         CLASS 2

                         ------------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         ------------------------------------------------------------------------------
                         VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                         PORTFOLIO -- SERVICE CLASS 2       growth.




                         ------------------------------------------------------------------------------
                         VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                         PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                            capital.
                         ------------------------------------------------------------------------------
                         VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                         CLASS 2

                         ------------------------------------------------------------------------------
                         VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                         SERVICE CLASS 2

                         ------------------------------------------------------------------------------
FRANKLIN TEMPLETON       FRANKLIN MUTUAL SHARES VIP         Seeks capital appreciation, with
VARIABLE INSURANCE       FUND -- CLASS 2 SHARES             income as a secondary goal. The fund
PRODUCTS TRUST                                              normally invests primarily in U.S. and
                                                            foreign equity securities that the
                                                            manager believes are undervalued.
                         ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
         (subadvised by Federated Global
         Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                                           Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisors, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
                           TEMPLETON GROWTH VIP FUND --       Seeks long-term capital growth. Under
                           CLASS 2 SHARES                     normal market conditions, the fund
                                                              normally invests predominantly in
                                                              equity securities of companies located
                                                              anywhere in the world, including
                                                              emerging markets.
                           ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,      CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
INC.                       CLASS 1 SHARES                     future income.
                           ------------------------------------------------------------------------------
                           REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                           CLASS 1 SHARES                     current income and capital
                                                              appreciation.
                           ------------------------------------------------------------------------------
                           SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                           SHARES






                           ------------------------------------------------------------------------------
                           TOTAL RETURN FUND/1/               Seeks the highest total return
                                                              composed of current income and
                                                              capital appreciation, as is consistent
                                                              with prudent investment risk.
                           ------------------------------------------------------------------------------
                           U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                           SHARES
                           ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
INSURANCE TRUST            FUND -- SERVICE SHARES/2/          consistent with the preservation of
                                                              capital and the maintenance of
                                                              liquidity by investing exclusively in
                                                              high quality money market
                                                              instruments..
                           ------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                           SHARES                             consistent with preservation of capital
                                                              and balanced by current income.
                           ------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions, the fund
normally invests predominantly in
equity securities of companies located
anywhere in the world, including
emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
         Incorporated
-----------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments..
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                  INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE
                       SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME         The Fund seeks total return.
                       FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL                 The Fund seeks capital appreciation.
                       FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                       FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                       CAP FUND(R)/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
WELLS FARGO VARIABLE   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
TRUST                  GROWTH FUND -- CLASS 2             appreciation.

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


----------------------------------------------------------------------------
The Fund seeks total return.             Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associate
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                                  ADVISER (AND SUB-ADVISER(S),
                        SUBACCOUNT                                INVESTMENT OBJECTIVE                   AS APPLICABLE)
                        ---------------------------------------------------------------------------------------------------------
DREYFUS                 THE DREYFUS SOCIALLY RESPONSIBLE  Seeks capital growth, with current     The Dreyfus Corporation
                        GROWTH FUND, INC. -- INITIAL      income as a secondary goal.
                        SHARES
                        ---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS LARGE CAP VALUE     Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
INSURANCE TRUST         FUND -- INSTITUTIONAL SHARES                                             L.P.
                        ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      ENTERPRISE PORTFOLIO -- SERVICE   Seeks long-term growth of capital.     Janus Capital Management LLC
                        SHARES
                        ---------------------------------------------------------------------------------------------------------
                        GLOBAL RESEARCH                   Seeks long-term growth of capital.     Janus Capital Management LLC
                        PORTFOLIO -- SERVICE SHARES
                        ---------------------------------------------------------------------------------------------------------

                                                                                             ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ----------------------------------------------------------------------------------------------------------
                 GLOBAL TECHNOLOGY                  Seeks long-term growth of capital.       Janus Capital Management LLC
                 PORTFOLIO -- SERVICE SHARES
                 ----------------------------------------------------------------------------------------------------------
                 JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital        Janus Capital Management LLC
                 ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  DOLLAR HEDGED) -- ADMINISTRATIVE   consistent with preservation of capital  Company LLC
                 CLASS SHARES                       and prudent investment management.
                 ----------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS         SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                           allocating its assets among stocks,
                                                               bonds, and short-term instruments.









                           ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST            FUND
                           ----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                seek capital appreciation.
                           ----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. AMERICAN FRANCHISE  To seek capital growth.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES
INSURANCE FUNDS)
                         ------------------------------------------------------------------------
LEGG MASON PARTNERS      CLEARBRIDGE VARIABLE EQUITY      Seeks a high level of current income.
VARIABLE EQUITY TRUST    INCOME PORTFOLIO -- CLASS II     Long-term capital appreciation is a
                                                          secondary objective.



                         ------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Investments, LLC; Western Asset
                                       Management Company manages the
                                       fund's cash and short term
                                       investments)
-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                          SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. VALUE OPPORTUNITIES  Long-term growth of capital.
FUNDS (INVESCO VARIABLE   FUND -- SERIES II SHARES
INSURANCE FUNDS)
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK LARGE CAP GROWTH V.I.   Seeks long-term capital growth.
SERIES FUNDS, INC.        FUND -- CLASS III SHARES

                          ---------------------------------------------------------------------------
GE INVESTMENTS FUNDS,     INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent
INC.                                                        with prudent investment management
                                                            and the preservation of capital.
                          ---------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY             Seeks long-term growth of capital and
                          FUND -- CLASS 1 SHARES            future income rather than current
                                                            income.
                          ---------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/          Seeks growth of capital and
                                                            accumulation of income that
                                                            corresponds to the investment return of
                                                            the S&P 500(R) Composite Stock Index.
                          ---------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE AGGRESSIVE   Seeks capital appreciation.
VARIABLE EQUITY TRUST/2/  GROWTH PORTFOLIO -- CLASS II




                          ---------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP      Seeks long-term capital growth.
                          VALUE PORTFOLIO -- CLASS I        Current income is a secondary
                                                            consideration.
                          ---------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE CAP    Seeks long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS I        Current income is a secondary
                                                            objective.



                          ---------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS TRUST            The fund's investment objective is to
INSURANCE TRUST           SERIES -- SERVICE CLASS SHARES    seek capital appreciation.
                          ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE      OPPENHEIMER DISCOVERY MID CAP     The Fund seeks capital appreciation.
ACCOUNT FUNDS             GROWTH FUND/VA -- SERVICE
                          SHARES
                          ---------------------------------------------------------------------------
RYDEX VARIABLE TRUST      NASDAQ -- 100(R) FUND/3/          Seeks to provide investment results
                                                            that correspond to a benchmark for
                                                            over-the-counter securities. The
                                                            portfolio's current benchmark is the
                                                            NASDAQ 100 Index(TM).
                          ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.


---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                         Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                             ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN FOUNDING FUNDS         Seeks capital appreciation, with       Franklin Templeton Services, LLC
VARIABLE INSURANCE  ALLOCATION VIP FUND -- CLASS 2  income as a secondary goal. The fund   (the fund's administrator)
PRODUCTS TRUST      SHARES                          normally invests equal portions in
                                                    Class 1 shares of Franklin Income VIP
                                                    Fund; Mutual Shares VIP Fund; and
                                                    Templeton Growth VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    FRANKLIN INCOME VIP FUND --     Seeks to maximize income while         Franklin Advisers, Inc.
                    CLASS 2 SHARES                  maintaining prospects for capital
                                                    appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities.
                    --------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      8